Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Feb. 24, 2013		Feb. 26, 2012		Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Pension and Postretirement Benefits
Accumulated Other Comprehensive Income (Loss), Pension and Postretirement Benefits, beginning of period	$ (330,961)	[1]	$ (255,684)	[1]	$ (255,684)	[1]	$ (198,807)	[1]	$ (176,880)	[1]
Gross changes, Pension and Postretirement Benefits					(119,450)	[1]	(92,480)	[1]	(34,625)	[1]
Tax, Pension and Postretirement Benefits					44,173	[1]	35,603	[1]	12,698	[1]
Other comprehensive income (loss), net of tax, Pension and Postretirement Benefits					(75,277)	[1]	(56,877)	[1]	(21,927)	[1]
Accumulated Other Comprehensive Income (Loss), Pension and Postretirement Benefits, end of period	(327,052)				(330,961)	[1]	(255,684)	[1]	(198,807)	[1]
Pension and postretirement benefits	(327,052)				(330,961)	[1]	(255,684)	[1]	(198,807)	[1]
Net Investment Hedge losses
Accumulated Other Comprehensive Income (Loss), Net Investment Hedge losses, beginning of period	(18,853)		(28,693)		(28,693)		(26,389)		(49,317)
Gross changes, Net Investment Hedges					16,070		(3,758)		37,143
Tax, Net Investment Hedges					(6,230)		1,454		(14,215)
Other comprehensive income (loss), net of tax, Net Investment Hedges					9,840		(2,304)		22,928
Accumulated Other Comprehensive Income (Loss), Net Investment Hedge losses, end of period	(22,491)				(18,853)		(28,693)		(26,389)
Net investment hedge losses	(22,491)				(18,853)		(28,693)		(26,389)
Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation, beginning of period	(65,835)		(61,078)		(61,078)		(47,129)		(21,595)
Gross changes, Foreign Currency Translation					(4,755)		(10,881)		(20,833)
Tax, Foreign Currency Translation					(2)		(3,068)		(4,701)
Other comprehensive income (loss), net of tax, Foreign Currency Translation					(4,757)		(13,949)		(25,534)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation, end of period					(65,835)		(61,078)		(47,129)
Foreign currency translation losses	(58,520)				(55,423)
Unrealized Gain (Loss) on Marketable Securities
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Marketable Securities, beginning of period	1,014		(547)		(547)		157		(2,075)
Gross changes, Unrealized Gain (Loss) on Marketable Securities					2,549		(1,149)		3,615
Tax, Unrealized Gain (Loss) on Marketable Securities					(988)		445		(1,383)
Other comprehensive income (loss), net of tax, Unrealized Gain (Loss) on Marketable Securities					1,561		(704)		2,232
Accumulated Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Marketable Securities, end of period	52				1,014		(547)		157
Unrealized gain on marketable securities	52				1,014		(547)		157
Accumulated Other Comprehensive Income (Loss), Attributable to Levi Strauss
Accumulated Other Comprehensive Income (Loss), Attributable to Levi Strauss, Beginning balance	(414,635)		(346,002)		(346,002)		(272,168)		(249,867)
Gross changes, Attributable to Levi Strauss					(105,586)		(108,268)		(14,700)
Tax, Attributable to Levi Strauss					36,953		34,434		(7,601)
Other comprehensive income (loss), net of tax, Total Attributable to Levi Strauss					(68,633)		(73,834)		(22,301)
Accumulated Other Comprehensive Income (Loss), Attributable to Levi Strauss, ending balance	(417,762)				(414,635)		(346,002)		(272,168)
Accumulated other comprehensive loss	(408,011)				(404,223)
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Noncontrolling Interest, beginning of period	10,412		10,869		10,869		10,075		9,945
Gross changes, Noncontrolling Interest					(457)		794		130
Tax, Noncontrolling Interest					0		0		0
Other comprehensive income (loss), net of tax, Noncontrolling Interest					(457)		794		130
Accumulated Other Comprehensive Income (Loss), Noncontrolling Interest, end of period	9,751				10,412		10,869		10,075
Accumulated other comprehensive income attributable to noncontrolling interest	9,751				10,412		10,869		10,075
Total
Accumulated Other Comprehensive Income (Loss), Total, beginning balance	(404,223)		(335,133)		(335,133)		(262,093)		(239,922)
Gross changes, Total					(106,043)		(107,474)		(14,570)
Tax, Total					36,953		34,434		(7,601)
Other comprehensive income (loss), net of tax, Total	(3,788)		9,513		(69,090)		(73,040)		(22,171)
Accumulated Other Comprehensive Income (Loss), Total, ending balance					(404,223)		(335,133)		(262,093)
Accumulated other comprehensive loss attributable to Levi Strauss & Co.	$ (417,762)				$ (414,635)		$ (346,002)		$ (272,168)

[1]	Pension and postretirement benefit amounts primarily resulted from the actuarial losses recorded in conjunction with the year-end remeasurements of pension obligations, and were principally due to a decline in discount rates caused by changes in the financial markets, including a decrease in corporate bond yield indices.